Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents
Schedule of cash and cash equivalents
DKK thousand	2017	2016
DKK	12,824	16,609
USD	252,884	214,915
EUR	323,010	91,806

Total cash and cash equivalents	588,718	323,330